Trust preferred securities	12 Months Ended
Dec. 31, 2016
Disclosure Text Block
Trust Preferred Securities

Note 23 – Trust preferred securities

At December 31, 2016 and 2015, statutory trusts established by the Corporation (BanPonce Trust I, Popular Capital Trust I, Popular North America Capital Trust I and Popular Capital Trust II) had issued trust preferred securities (also referred to as “capital securities”) to the public. The proceeds from such issuances, together with the proceeds of the related issuances of common securities of the trusts (the “common securities”), were used by the trusts to purchase junior subordinated deferrable interest debentures (the “junior subordinated debentures”) issued by the Corporation.

The sole assets of the trusts consisted of the junior subordinated debentures of the Corporation and the related accrued interest receivable. These trusts are not consolidated by the Corporation pursuant to accounting principles generally accepted in the United States of America.

The junior subordinated debentures are included by the Corporation as notes payable in the consolidated statements of financial condition, while the common securities issued by the issuer trusts are included as other investment securities. The common securities of each trust are wholly-owned, or indirectly wholly-owned, by the Corporation.

The following table presents financial data pertaining to the different trusts at December 31, 2016 and 2015.

(Dollars in thousands)
			Popular
	BanPonce	Popular	North America	Popular
Issuer	Trust I	Capital Trust I	Capital Trust I	Capital Trust Il

Capital securities	$52,865	$181,063	$91,651	$101,023
Distribution rate	8.327%	6.700%	6.564%	6.125%

Common securities	$1,637	$5,601	$2,835	$3,125
Junior subordinated debentures
aggregate liquidation amount	$54,502	$186,664	$94,486	$104,148
Stated maturity date	February	November	September	December
	2027	2033	2034	2034
Reference notes	[1],[3],[6]	[2],[4],[5]	[1],[3],[5]	[2],[4],[5]

[1] Statutory business trust that is wholly-owned by Popular North America and indirectly wholly-owned by the Corporation.

[2] Statutory business trust that is wholly-owned by the Corporation.

[3] The obligations of PNA under the junior subordinated debentures and its guarantees of the capital securities under the trust are fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the applicable guarantee agreement.

[4] These capital securities are fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the applicable guarantee agreement.

[5] The Corporation has the right, subject to any required prior approval from the Federal Reserve, to redeem after certain dates or upon the occurrence of certain events mentioned below, the junior subordinated debentures at a redemption price equal to 100% of the principal amount, plus accrued and unpaid interest to the date of redemption. The maturity of the junior subordinated debentures may be shortened at the option of the Corporation prior to their stated maturity dates (i) on or after the stated optional redemption dates stipulated in the agreements, in whole at any time or in part from time to time, or (ii) in whole, but not in part, at any time within 90 days following the occurrence and during the continuation of a tax event, an investment company event or a capital treatment event as set forth in the indentures relating to the capital securities, in each case subject to regulatory approval.

[6] Same as [5] above, except that the investment company event does not apply for early redemption.

Basel III capital rules require the phase out of non-qualifying Tier 1 capital instruments such as trust preferred securities. At December 31, 2016, the Corporation had $427 million in trust preferred securities outstanding which no longer qualified for Tier 1 capital treatment, but instead qualify for Tier 2 capital treatment.